Investment Risks - Al Frank Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk [Text Block]

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

●	Equity Risk – The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

●	Foreign Securities Risk – The Fund may also invest in foreign securities, including ADRs, which are subject to special risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

●	General Market Risk – The value of stocks and other securities the Fund holds or the overall stock market may decline over short or extended periods. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

●	Management Risk – The Fund’s ability to achieve its investment objective depends on the ability of the Adviser to correctly identify economic trends and select stocks, particularly in volatile stock markets.

●	Securities Lending Risk – There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

●	Small- and Medium-Sized Companies Risk – Small- and medium-sized companies may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

●	Value Style Investing Risk – The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.

If you are looking for current income or short-term market gain, you should not invest in the Fund as it is designed for long-term investing.

Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk – The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk – The Fund may also invest in foreign securities, including ADRs, which are subject to special risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	General Market Risk – The value of stocks and other securities the Fund holds or the overall stock market may decline over short or extended periods. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk – The Fund’s ability to achieve its investment objective depends on the ability of the Adviser to correctly identify economic trends and select stocks, particularly in volatile stock markets.

Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Securities Lending Risk – There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

Small And Medium Sized Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small- and Medium-Sized Companies Risk – Small- and medium-sized companies may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

Value Style Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Style Investing Risk – The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.